Vanguard Core-Plus Bond ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	25 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.58%	5.78%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Dec. 06, 2023
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.10%	6.71%
ETF Shares | Based on NAV Return After Taxes on Distributions[Member]
Prospectus [Line Items]
Average Annual Return, Percent		6.01%	4.73%
ETF Shares | Based on NAV Return After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.76%	4.28%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.85%	6.75%